As filed with the Securities and Exchange Commission on May 19, 2023

1933 Act Registration No. 333-178767

1940 Act Registration No. 811-22652

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 45	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 49	[X]

First Trust Variable Insurance Trust

(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

W. Scott Jardine, Esq., Secretary

First Trust Variable Insurance Trust

First Trust Advisors L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Eric F. Fess, Esq.

Chapman and Cutler LLP

320 South Canal Street

Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[   ] immediately upon filing pursuant to paragraph (b)

[X] on June 18, 2023 pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] on (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 45

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 42, as it relates to the First Trust Capital Strength Hedged Equity Portfolio, a series of the Registrant, until June 18, 2023. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 40 under the Securities Act of 1933 as it relates to the First Trust Capital Strength Hedged Equity Portfolio, filed on February 7, 2023, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 19th day of May, 2023.

First Trust Variable Insurance Trust
By:	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ James M. Dykas	President and Chief Executive Officer	May 19, 2023
James M. Dykas
/s/ Donald P. Swade	Treasurer, Chief Financial Officer and Chief Accounting Officer	May 19, 2023
Donald P. Swade
James A. Bowen*	) Trustee )
)
Richard E. Erickson*	) Trustee )
)
Thomas R. Kadlec*	) Trustee )
)
Denise M. Keefe*	) Trustee )
)
Robert F. Keith*	) Trustee )
	) By:	/s/ W. Scott Jardine
Niel B. Nielson *	) Trustee )	W. Scott Jardine Attorney-In-Fact
	)	May 19, 2023

*	Original powers of attorney dated March 14, 2016 or November 1, 2021, authorizing James A. Bowen, W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein, or is filed herewith.